Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 204	$ 125
Interest income	254	55
Other	7
Total non-operating income	$ 465	$ 180